Income Taxes - Effective Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (loss) from continuing and discontinued operations before income taxes	$ (554,956)	$ (163,012)	$ 295,508
Pre-tax income attributable to pass-through subsidiaries	312,939	(89,104)	(306,644)
Pre-tax loss attributable to taxable subsidiaries	(242,017)	(252,116)	(11,136)
Federal tax benefit at statutory tax rate (35%)	50,824	88,241	3,365
State and local income taxes, net of federal income tax benefit	10,983	9,380	88
Foreign income tax differential	(3,533)	6	(5,441)
Nondeductible expenses	(4,648)	(20,372)	(1,128)
Excess inclusion income tax expense	0	0	(1,311)
Valuation allowance, net	2,874	(3,555)	(692)
Impact of Tax Cuts and Jobs Act	2,190	24,908	0
Other	1,091	(209)	337
Total income tax benefit (expense) from continuing and discontinued operations (1)	$ (59,781)	$ (98,399)	$ 4,782